UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	      		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		February 14, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		33
Form 13F Information Table Value Total:		$5,156,828

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Adams Respiratory Therap      COMMON     00635P107     82919 1388000 SH      Defined   01
Affiliated Computer Svcs     CLASS A     008190100     11401  252800 SH      Defined   01
Alcoa Inc                     COMMON     013817101    42946311750000 SH      Defined   01
Altria Group Inc              COMMON     02209S103    151583 2005600 SH      Defined   01
Apollo Group Inc             CLASS A     037604105     50766  723681 SH        Sole
Biogen Idec Inc               COMMON     09062X103    179447 3152613 SH      Defined   01
Boston Scientific Corp        COMMON     101137107    71854161783400 SH      Defined   01
Covidien Ltd                  COMMON     G2552X108     44923 1014300 SH      Defined   01
Equity Media Hldgs Corp       COMMON     294725106     10862 3352382 SH      Defined   01
Equity Media Hldgs Corp  UNIT 08/26/2009 294725205      7280 2000000 SH      Defined   01
Freeport-McMoran Copper       COMMON     35671D857     95197  929300 SH      Defined   01
Gemstar-TV Guide Intl Inc     COMMON     36866W106     25480 5352900 SH      Defined   01
General Electric Co           COMMON     369604103     12658  341453 SH        Sole
Grant Prideco Inc             COMMON     38821G101     11102  200000 SH      Defined   01
Hercules Offshore Inc         COMMON     427093109    179087 7531000 SH      Defined   01
Juniper Networks Inc          COMMON     48203R104     47249 1423169 SH        Sole
Kinross Gold Corp             COMMON     496902404    54045529344053 SH      Defined   01
Macrovision Corp              COMMON     555904101     29462 1607300 SH      Defined   01
Manulife Finl Corp            COMMON     56501R106     13401  328208 SH        Sole
MGI Pharma Inc                COMMON     552880106    274502 6772800 SH      Defined   01
Miramar Mining Corp           COMMON     60466E100     61829 9860923 SH      Defined   01
Mirant Corp New               COMMON     60467R100    73738118916900 SH      Defined   01
Monogram Biosciences Inc      COMMON     60975U108       226  159357 SH      Defined   01
Navteq Corp                   COMMON     63936L100    737659 9757400 SH      Defined   01
Open Text Corp                COMMON     683715106      2551   81106 SH        Sole
PDL Biopharma Inc             COMMON     69329Y104     94573 5398000 SH      Defined   01
Primewest Energy TR            UNIT      741930309     10008  369373 SH      Defined   01
Rio Tinto PLC             SPONSORED ADR  767204100      1601    3813 SH      Defined   01
Sierra Health Svcs Inc        COMMON     826322109    137008 3265200 SH      Defined   01
Simon Ppty Group Inc          COMMON     828806109      2885   33214 SH        Sole
Thermo Fisher Scientific      COMMON     883556102     26279  455602 SH        Sole
Trane Inc                     COMMON     892893108    411562 8811000 SH  PUT Defined   01
Tronox Inc                   CLASS B     897051207     17488 2021700 SH      Defined   01

                                                     5156828